Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2019			December 31, 2018
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,100	$(252,136)	$46,964	$299,100	$(236,375)	$62,725
Patents	15,142	(7,067)	8,075	10,127	(5,752)	4,375
Trademarks and trade names	25,991	(19,966)	6,025	26,212	(19,067)	7,145
Customer relationships	102,936	(76,813)	26,123	102,984	(70,353)	32,631
Capitalized software development costs	18,630	(18,489)	141	19,540	(19,142)	398
	$461,799	$(374,471)	$87,328	$457,963	$(350,689)	$107,274

Schedule of Estimated Future Amortization Expense Relating to Definite Life Intangible Assets

As of December 31, 2019, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization
expense
Year ending December 31,	(U.S. $ in thousands)
2020	$24,792
2021	24,667
2022	24,598
2023	7,662
2024	3,605
Thereafter	2,004
Total	$87,328